Transactions with Related Parties - Azara Services S.A. (Details) (USD $) In Thousands, except Share data, unless otherwise specified	8 Months Ended	24 Months Ended	8 Months Ended	12 Months Ended
	Aug. 20, 2013	Dec. 31, 2014	Aug. 19, 2014	Dec. 30, 2014	Aug. 20, 2015	Aug. 20, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Azara Services S.A.
Sign On Bonus Cost	$ 2,500
Annual Renumeration		2,500
Vesting period	2 years
Grant date fair value	$ 17.56
Vested number of shares on grant date	50,000
Vested in period					50,000	50,000
Shares Granted	150,000
Azara Services Bonus On 19 August 2014
Annual Renumeration			2,500
Vesting period			3 years
Grant date fair value			$ 18.37
Vested in period		50,000					50,000	50,000
Shares Granted			150,000
Azara Services Bonus On 30 December 2014
Annual Renumeration				$ 4,000
Vesting period				3 years
Grant date fair value				$ 9.46
Vested in period							100,000	100,000	100,000
Shares Granted				300,000